Financial Instruments with Off-Balance-Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial instruments whose contract amounts represent credit risk:
Contractual amounts	$ 321,060	$ 255,106
Commitments to extend credit
Financial instruments whose contract amounts represent credit risk:
Contractual amounts	305,505	239,346
Standby letters of credit
Financial instruments whose contract amounts represent credit risk:
Contractual amounts	$ 15,555	$ 15,760